Summary of Significant Accounting Policies (Policies)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Consolidation [Policy Text Block]

a. Consolidation

The consolidated financial statements include those of the Company, its subsidiaries, associates, joint ventures and structured entities that it controls, using uniform accounting policies. Control exists when the Company has (i) power over the investee, (ii) exposure, or rights, to variable returns from its involvement with the investee, and (iii) the ability to use its power to affect its returns.

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company's equity.

Subsidiaries are all entities over which the Company has control. Subsidiaries are fully consolidated from the date on which control is transferred to the Group.  They are de-consolidated from the date that control ceases.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated on consolidation.  Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

Translation of foreign currencies [Policy Text Block]

b. Translation of foreign currencies

Functional currency

Items included in the financial statements of the Company and each of the Company's subsidiaries and equity accounted investees are measured using the currency of the primary economic environment in which the entity operates (the functional currency) as follows:

Platinum Group Metals Ltd. Canadian Dollars

Lion Battery Technologies Inc. United States Dollars

Platinum Group Metals (RSA) (Pty) Ltd.  South African Rand

Mnombo Wethu Consultants (Pty) Limited South African Rand

Waterberg JV Resources (Pty) Ltd South African Rand

Presentation Currency

The Company's presentation currency is the United States Dollar ("USD")

Foreign Exchange Rates Used

The following exchange rates were used when preparing these consolidated financial statements:

Rand/USD

Year-end rate:  R15.2099 (2018 R14.6883)

Year average rate: R14.3314 (2018 R12.9572)

CAD/USD

Year-end rate: C$1.3295 (2018 C$1.3055)

Year average rate: C$1.3255 (2018 C$1.2776)

Transactions and balances

Foreign currency transactions are translated into the relevant entity's functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

Subsidiaries

The results and financial position of subsidiaries that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

  Assets and liabilities are translated at the closing rate at the reporting date;
  Income and expenses are translated at average exchange rates for the period; and
  All resulting exchange differences are recognized in other comprehensive income as cumulative translation adjustments.

Joint Arrangements [Policy Text Block]

c. Joint Arrangements

The Company treats its investment in Lion Battery Technologies Inc. as a joint venture.  A joint venture is a joint arrangement whereby the parties that have joint control have rights to the net assets.  Joint ventures are accounted for using the equity method of accounting.  Parties to a joint operation account for their share of assets, liabilities, revenues and expenses in accordance with their contractual rights and obligations.

Change in ownership interests [Policy Text Block]

d. Change in ownership interests

The Company treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners.  A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interest in the subsidiary.  Any difference between the amount of the adjustment to non-controlling interests and any consideration received is recognized in a separate line in retained earnings.

Cash and cash equivalents [Policy Text Block]	e. Cash and cash equivalents Cash and cash equivalents consist of cash and short-term deposits, which are readily convertible to cash and have original maturities of 90 days or less.
Marketable Securities [Policy Text Block]

f. Marketable Securities

Marketable Securities represented common shares of Johannesburg Stock Exchange listed Royal Bafokeng Platinum Ltd. ("RBPlats") received from the sale of the Company's interest in Maseve Investments 11 (Pty) Ltd. ("Maseve"), which owned and operated the Maseve Mine.  While these shares were held in escrow prior to phase 2 of the Maseve sale to RBPlats being completed (the "Maseve Sale Transaction") in April 2018, all changes in value were recorded in 'Loss on Asset Held for Sale.'  Following the completion of phase 2 of the Maseve Sale Transaction all changes in value of the shares were recorded in 'Loss on Fair Value of Marketable Securities.

Exploration and evaluation assets [Policy Text Block]

g. Exploration and evaluation assets

Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource.

Exploration and evaluation activity includes:

‐ acquiring the rights to explore;

‐ researching and analyzing historical exploration data;

‐ gathering exploration data through topographical, geochemical and geophysical studies;

‐ exploratory drilling, trenching and sampling;

‐ determining and examining the volume and grade of the resource;

‐ surveying transportation and infrastructure requirements; and

‐ compiling pre-feasibility and feasibility studies.

Exploration and evaluation expenditures on identifiable properties are capitalized. Exploration and evaluation assets are shown separately until technical feasibility and commercial viability is achieved at which point the relevant asset is transferred to development assets under property, plant and equipment. Capitalized costs are all considered to be tangible assets as they form part of the underlying mineral property.

Capitalized exploration and evaluation assets are reviewed for impairment when facts or circumstances suggest an asset's carrying amount may exceed its recoverable amount. If impairment is considered to exist, the related asset is written down to the greater of its value in use and its fair value less costs to sell.

Property, plant and equipment [Policy Text Block]

h. Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of property, plant and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and for qualifying assets, the associated borrowing costs.

Where an item of property, plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment.

Costs incurred for new construction, mine development, and major overhauls of existing equipment are capitalized as property, plant and equipment and are subject to depreciation once they are put into use. The costs of routine maintenance and repairs are expensed as incurred.

Once a mining project has been established as technically feasible and commercially viable, expenditure other than on land, buildings, plant and equipment is capitalised as part of "development assets" together with any related amount transferred from "exploration and evaluation assets".  Capitalization of costs incurred and revenue received during commissioning ceases when the property is capable of operating at levels intended by management.

The present value of the decommissioning cost, which is the dismantling and removal of the asset included in the environmental rehabilitation obligation, is included in the cost of the related preproduction assets.  These assets are depreciated over their useful lives.

Subsequent costs are included in the asset's carrying amount only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be reliably measured. All repairs and maintenance are expensed to profit or loss during the financial period in which they are incurred.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal, retirement or scrapping of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Where an item of property, plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment.  Property, plant and equipment are recorded at cost and are depreciated on a straight-line basis over the following periods:

Mining equipment  2 - 22 years

Vehicles 3 - 5 years

Computer equipment and software  3 - 5 years

Furniture and fixtures 5 years

Impairment [Policy Text Block]

 i. Impairment

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

The Company conducts internal reviews of asset values which are used to assess for any indications of impairment. External factors such as changes in expected future prices, costs and other market factors including market capitalization are also monitored to assess for indications of impairment.

If any such indication exists an estimate of the recoverable amount is undertaken, being the higher of an asset's fair value less costs to sell and its value in use. If the asset's carrying amount exceeds its recoverable amount, then an impairment loss is recognized.

Fair value is determined as the amount that would be obtained from the sale of the asset in an arm's length transaction between knowledgeable and willing parties. Fair value of mineral assets is generally determined as the present value of the estimated future cash flows expected to arise from the use of the asset, including any expansion prospects.

Value in use is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and from its ultimate disposal.

Long-lived assets that have been impaired are tested for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed. When a reversal of a previous impairment is recorded, the reversal amount is adjusted for depreciation that would have been recorded had the impairment not taken place.

Trade payables [Policy Text Block]

j. Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers.  Accounts payable are classified as current liabilities if payment is due within one year or less.  If not, they are presented as non-current liabilities.

Trade payables are recognised initially at fair value and subsequently measured at amortized cost using the effective interest method.

Convertible Notes [Policy Text Block]

k. Convertible Notes

At inception the debt component of the convertible notes is deemed to be the residual value of the net proceeds after the fair value of the embedded derivatives are separated.  The debt component is then measured at amortized cost using the effective interest method.  The embedded derivatives are revalued at each reporting period with the change in fair value being recorded in profit or loss in each reporting period.

Warrants [Policy Text Block]

l. Warrants

As the exercise price of certain of the Company's share purchase warrants is fixed in US Dollar, and the functional currency of the Company is the Canadian Dollar, these warrants are considered a derivative as a variable amount of cash in the Company's functional currency will be received on exercise. Accordingly, these share purchase warrants are classified and accounted for as a derivative liability. The fair value of the warrants is determined by the market price at end of the relevant period or year.

Share Capital [Policy Text Block]

m. Share Capital

Common shares are classified as equity.  Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effect.

Share-based payment transactions [Policy Text Block]

n. Share-based payment transactions

Stock options

Stock options are settled in equity. The fair values for stock-based awards have been estimated using the Black-Scholes model and recorded as compensation cost over the period of vesting.  The compensation cost related to stock options granted is expensed or capitalized to mineral properties, as applicable.  Cash received on exercise of stock options is credited to share capital and the related amount previously recognized in contributed surplus is reclassified to share capital.

Restricted share units

Restricted share units ("RSU") represent an entitlement to one common share of the Corporation, upon vesting. RSUs provide the option of being settled in cash upon election by the Board of Directors. The fair value of RSUs granted is recognized as an expense over the vesting period. Upon redemption of the RSU, the liability is transferred to share capital.

Deferred share units

Deferred share units ("DSU's") are measured at fair value on grant date.  The expense for DSU's is recognized over the vesting period.  DSU's can only be redeemed in cash and are adjusted at each financial position reporting date for changes in fair value until such time when the directors retire from all positions with the Company.

Income taxes [Policy Text Block]

o. Income taxes

 Income tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

Current tax expense is based on taxable profit for the year. Taxable profit differs from 'profit before tax' as reported in the consolidated statement of loss and other comprehensive loss because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company's current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax

Deferred tax is recognised on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognised for all taxable temporary differences.  Deferred tax assets are generally recognised for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilised. Such deferred tax assets and liabilities are not recognised if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realised, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Loss per common share [Policy Text Block]

p. Loss per common share

Basic loss per common share is calculated using the weighted average number of common shares outstanding.  The Company uses the treasury stock method for the calculation of diluted earnings per share.  Diluted per share amounts reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted to common shares. In periods when a loss is incurred, the effect of the potential issuances of shares is anti-dilutive, and accordingly basic and diluted loss per share are the same.

Financial instruments [Policy Text Block]

q. Financial instruments (since September 1, 2018)

The Company adopted all of the requirements of IFRS 9 as of September 1, 2018. IFRS 9 replaces IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39").  IFRS 9 utilizes a revised model for recognition and measurement of financial instruments and a single, forward-looking "expected loss" impairment model.

Upon the adoption of IFRS 9, the Company did not restate prior periods, but has recognized the effects of the modified retrospective application at the beginning of the fiscal 2019 reporting period, which is the date of initial application.  Therefore, on September 1, 2018 the adoption of IFRS 9 resulted in a decrease in deficit of $5.8 million with a corresponding increase in the carrying value of the LMM Facility for the same amount.  See Note 8 for further details.

The following is the Company's new accounting policy for financial instruments since adoption of IFRS 9 on September 1, 2018:

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss at fair value through other comprehensive income (loss), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company's business model for managing the financial assets and the debt's contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

Measurement

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.  Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of comprehensive loss in the period in which they arise.

Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve-month expected credit losses. The Company shall recognize in the consolidated statements of comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

Derecognition of Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of comprehensive loss.

The original measurement categories under IAS 39 and the new measurement categories under IFRS 9 are summarized in the following table:

	Original (IAS 39)	New (IFRS 9)
Financial Assets:
Cash	Loans and receivables	Amortized cost
Marketable securities	Available for sale (designated to profit and loss)	Fair value through profit or loss
Accounts receivable	Loans and receivables	Amortized cost

Financial Liabilities:
Accounts payable	Other liabilities	Amortized cost
Brokerage fees payable	Other liabilities	Amortized cost
Loan payable	Amortized cost	Amortized cost
Convertible debenture	Other financial liabilities	Other financial liabilities
Convertible debenture derivative	Fair value through profit or loss	Fair value through profit or loss
Warrants	Fair value through profit or loss	Fair value through profit or loss

IFRS established a fair value hierarchy that categorizes the inputs to valuation techniques used to measure fair value into three levels:

    Level 1 – Quoted prices in active markets for the same instrument. classified
    Level 2 – Valuation techniques for which significant inputs are based on observable market data.
    Level 3 – Valuation techniques for which any significant input is not based on observable market data.

r.  Financial Instruments (prior to September 1, 2018)

In the previous comparable year, the carrying value of marketable securities was based on the quoted market prices of the shares as at August 31, 2018 and was therefore considered to be Level 1 as the Company anticipated disposing of these shares within the following fiscal year.

 (i) Financial assets and liabilities

Loans and receivables – Loans and receivables comprised of cash and cash equivalents, amounts receivable and performance bonds. Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They were classified as current assets or non-current assets based on their maturity date. Loans and receivables were initially recognized at fair value and subsequently carried at amortized cost less any impairment.

Financial liabilities were classified as either financial liabilities or at fair value through profit or loss.

Financial liabilities - Other financial liabilities were initially measured at fair value, net of transaction costs and were subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.  The Company had classified accounts payable, accrued liabilities and the debt portion of the convertible notes as other financial liabilities.

Fair value through profit or loss - The Company had classified the convertible note derivative as fair value through profit or loss and adjusted the fair value each quarter.

(ii) Impairment of financial assets

The Company assessed at each reporting date whether there is objective evidence that a financial asset or a group of financial assets was impaired. Impairment losses on financial assets carried at amortized cost were reversed in subsequent periods if the amount of the loss decreased and the decrease could be related objectively to an event occurring after the impairment was recognized.

Future accounting changes [Policy Text Block]

s. Future accounting changes

Recently Issued Accounting Pronouncements

The following new accounting standards, amendments and interpretations, that have not been early adopted in these consolidated financial statements, will or may have an effect on the Company's future results and financial position:

(i) IFRS 16, Leases

In January 2016, the IASB issued IFRS 16.  IFRS 16 sets out the principals for the recognition, measurement, presentation and disclosure of lases for both parties to a contract, which is the customer ("lessee") and the supplier ("lessor").  IFRS 16 replaces IAS 17, Leases and related interpretations.  Save for limited exceptions, all leases result in the lessee obtaining the right to use an asset at the start of the lease and, if lease payments are made over time, also obtaining financing.  Accordingly, IFRS 16 eliminates the classification of leases as either operating leases or finance leases as is required by IAS 17 and, instead, introduces a single lessee accounting model.  Applying that model, a lessee is required to recognize:

i) Assets and liabilities for all leases with a term of more than 12 months, unless the underlying assets is of low value; and

ii) Depreciation of lease assets separately from interest on lease liabilities in the statement of income.

The new standard is effective for annual periods beginning on or after January 1, 2019.  As the Company's year end is August 31st, the first effective year will be fiscal 2020.  The adoption of this standard will not have a significant impact on the financial statements of the Company based on its current leasing activity at August 31, 2019 however the Company anticipates an increase in property plant and equipment and the creation of a lease liability for approximately $0.5 million.